CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares
Net revenues:
Financing income	¥ 2,069	$ 325	¥ 52,837	¥ 195,364
Less: Funding costs	(907)	(142)	(21,992)	(50,610)
Net financing income	1,162	183	30,845	144,754
Business related taxes and surcharges	(2,690)	(422)	(3,540)	(15,743)
Total net revenues	707,465	111,017	1,536,149	3,357,494
Provision for loans and advances	(807,281)	(126,680)	(803,736)	(1,239,962)
Net revenues (loss) after provision for loans and advances	(99,816)	(15,663)	732,413	2,117,532
Operating costs and expenses:
Provision for financial guarantee liabilities	(76,115)	(11,944)	(103,027)	(19,206)
Origination and servicing (including related party amounts of RMB73,008,RMB29,022 and RMB 15,348(US$2,408) for the years ended December 31, 2019,2020 and 2021, respectively)	(380,601)	(59,725)	(766,275)	(1,388,640)
Sales and marketing	(3,424)	(537)	(15,113)	(138,068)
General and administrative	(161,989)	(25,420)	(229,506)	(281,956)
Research and development	(22,193)	(3,483)	(27,144)	(81,664)
Total operating costs and expenses	(644,322)	(101,109)	(1,141,065)	(1,909,534)
Income/(loss) from operations	(744,138)	(116,772)	(408,652)	207,998
Interest income/(expense) and foreign currency exchange gain/(loss), net	134	21	(89)	39,616
Government subsidies	1,370	215	4,221	106,873
Other income, net	2,444	384	6,663	13,998
Net income/(loss) before income taxes	(740,190)	(116,152)	(397,857)	368,485
Income tax expenses	(403,854)	(63,374)	(316,486)	(105,243)
Net income/(loss)	(1,144,044)	(179,526)	(714,343)	263,242
Net (income)/loss attributable to noncontrolling interests	3,378	530	1,770	(9,632)
Net income/(loss) attributable to ordinary shareholders	¥ (1,140,666)	$ (178,996)	¥ (712,573)	¥ 253,610
Earnings/(loss) per share:
Basic | (per share)	¥ (16.19)	$ (2.54)	¥ (10.11)	¥ 3.60
Diluted | (per share)	¥ (16.19)	$ (2.54)	¥ (10.11)	¥ 3.60
Shares used in earnings/(loss) per share computation:
Basic	70,461,455	70,461,455	70,461,455	70,449,524
Diluted	70,461,455	70,461,455	70,461,455	70,449,524
Other comprehensive income
Foreign currency translation adjustment | ¥				¥ 190
Comprehensive income/(loss)	¥ (1,144,044)	$ (179,526)	¥ (714,343)	263,432
Comprehensive (income)/loss attributable to noncontrolling interests	3,378	530	1,770	(9,632)
Comprehensive income/(loss) attributable to ordinary shareholders	(1,140,666)	(178,996)	(712,573)	253,800
Loan service fee
Net revenues:
Services and other revenue	698,840	109,663	1,411,061	2,955,050
Other revenues
Net revenues:
Services and other revenue	¥ 10,153	$ 1,593	¥ 97,783	¥ 273,433